Investment Portfolio - July 31, 2023

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS - 96.1%

Communication Services - 3.5%
Diversified Telecommunication Services - 1.6%
Internet Initiative Japan, Inc. (Japan)	562,800	$10,479,034
Interactive Media & Services - 1.9%
Auto Trader Group plc (United Kingdom)[1]	582,327	4,829,574
Rightmove plc (United Kingdom)	992,690	7,273,432
		12,103,006
Total Communication Services		22,582,040
Consumer Discretionary - 13.5%
Automobile Components - 1.0%
Brembo S.p.A. (Italy)	147,372	2,086,002
Nifco, Inc. (Japan)	147,800	4,405,294
		6,491,296
Broadline Retail - 0.4%
BuySell Technologies Co. Ltd. (Japan)	73,500	2,649,399
Hotels, Restaurants & Leisure - 6.4%
Alsea S.A.B. de C.V. (Mexico)*	1,319,107	4,591,075
Domino’s Pizza Group plc (United Kingdom)	802,148	3,576,263
Indian Hotels Co. Ltd. (India)	3,187,881	15,333,764
Minor International PCL - NVDR (Thailand)	3,622,500	3,495,204
SSP Group plc (United Kingdom)*	1,364,483	4,405,791
Trainline plc (United Kingdom)*1	439,689	1,486,300
Whitbread plc (United Kingdom)	194,433	8,734,148
		41,622,545
Household Durables - 1.2%
Nikon Corp. (Japan)	565,300	7,472,007
Leisure Products - 0.4%
MIPS AB (Sweden)[1]	48,626	2,201,537
Specialty Retail - 3.2%
Com7 PCL - NVDR (Thailand)	5,937,500	4,861,233
JUMBO S.A. (Greece)	74,137	2,212,280
Nextage Co. Ltd. (Japan)	327,700	8,607,262
Siam Global House PCL (Thailand)	6,926,948	3,343,391
Siam Global House PCL (Thailand)	3,958,562	1,910,657
		20,934,823
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli S.p.A. (Italy)	71,850	6,074,949
Total Consumer Discretionary		87,446,556
Consumer Staples - 6.1%
Beverages - 4.0%
Royal Unibrew A/S (Denmark)	53,867	4,655,878
Varun Beverages Ltd. (India)	2,200,608	21,534,414
		26,190,292
Consumer Staples Distribution & Retail - 0.8%
Sumber Alfaria Trijaya Tbk PT (Indonesia)	27,850,484	4,986,858

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 0.9%
Universal Robina Corp. (Philippines)	2,662,230	$5,953,596
Personal Care Products - 0.4%
L’Occitane International S.A. (Luxembourg)	746,250	2,292,920
Total Consumer Staples		39,423,666
Energy - 2.7%
Energy Equipment & Services - 1.9%
Aker Solutions ASA (Norway)	2,822,347	12,545,917
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz S.A. (France)	42,555	5,190,145
Total Energy		17,736,062
Financials - 6.4%
Banks - 1.6%
Sydbank AS (Denmark)	223,800	10,733,057
Capital Markets - 0.9%
Euronext N.V. (Netherlands)[1]	73,210	5,572,284
Consumer Finance - 1.0%
CreditAccess Grameen Ltd. (India)*	369,942	6,554,934
Financial Services - 1.9%
Element Fleet Management Corp. (Canada)	526,493	8,492,402
GMO Payment Gateway, Inc. (Japan)	52,500	4,005,166
		12,497,568
Insurance - 1.0%
Topdanmark AS (Denmark)	140,344	6,361,786
Total Financials		41,719,629
Health Care - 6.6%
Biotechnology - 0.9%
BioGaia AB - Class B (Sweden)	472,413	4,685,355
PharmaEssentia Corp. (Taiwan)*	93,552	1,020,623
		5,705,978
Health Care Equipment & Supplies - 2.0%
Asahi Intecc Co. Ltd. (Japan)	399,800	8,204,411
Revenio Group OYJ (Finland)	70,678	2,500,322
Xvivo Perfusion AB (Sweden)*	68,658	2,079,400
		12,784,133
Health Care Providers & Services - 1.8%
Amvis Holdings, Inc. (Japan)	315,186	6,398,510
Max Healthcare Institute Ltd. (India)*	746,500	5,403,076
		11,801,586
Health Care Technology - 0.7%
Pro Medicus Ltd. (Australia)	100,913	4,673,596
Pharmaceuticals - 1.2%
ALK-Abello A/S (Denmark)*	95,961	1,044,870
Kalbe Farma Tbk PT (Indonesia)	39,309,500	4,992,782

Investment Portfolio - July 31, 2023

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Virbac S.A. (France)	6,639	$2,044,890
		8,082,542
Total Health Care		43,047,835
Industrials - 31.9%
Aerospace & Defense - 4.8%
CAE, Inc. (Canada)*	380,036	8,683,491
Rheinmetall AG (Germany)	38,563	10,922,814
Saab AB - Class B (Sweden)	216,187	11,395,030
		31,001,335
Commercial Services & Supplies - 3.5%
Daiei Kankyo Co. Ltd. (Japan)	281,800	4,776,075
ISS A/S (Denmark)	476,268	9,623,578
Park24 Co. Ltd. (Japan)*	623,100	8,220,298
		22,619,951
Construction & Engineering - 3.8%
Fugro N.V. (Netherlands)*	714,347	12,737,699
OX2 AB (Sweden)*	163,047	1,020,033
Worley Ltd. (Australia)	902,941	10,567,683
		24,325,415
Electrical Equipment - 0.9%
Voltronic Power Technology Corp. (Taiwan)	105,498	5,886,849
Ground Transportation - 2.4%
Sixt SE (Germany)	36,845	4,442,829
TFI International, Inc. (Canada)	84,546	10,851,561
		15,294,390
Machinery - 8.8%
Aalberts N.V. (Netherlands)	92,437	4,171,175
Daifuku Co. Ltd. (Japan)	297,700	6,366,955
Husqvarna AB - Class B (Sweden)	495,020	4,855,433
Interpump Group S.p.A. (Italy)	114,627	6,236,722
Nabtesco Corp. (Japan)	298,700	6,335,848
Takeuchi Manufacturing Co. Ltd. (Japan)	186,000	5,828,857
THK Co. Ltd. (Japan)	386,400	7,746,556
Trelleborg AB - Class B (Sweden)	328,942	8,757,306
VAT Group AG (Switzerland)[1]	16,499	7,012,851
		57,311,703
Professional Services - 2.5%
ALS Ltd. (Australia)	1,009,387	7,983,564
TechnoPro Holdings, Inc. (Japan)	320,400	8,295,177
		16,278,741
Trading Companies & Distributors - 3.6%
Howden Joinery Group plc (United Kingdom)	579,046	5,482,962
RS Group plc (United Kingdom)	408,709	4,116,920
Sojitz Corp. (Japan)	308,200	7,317,370

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Toromont Industries Ltd. (Canada)	71,647	$6,104,380
		23,021,632
Transportation Infrastructure - 1.6%
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	200,589	5,691,002
Japan Airport Terminal Co. Ltd. (Japan)	106,300	4,953,629
		10,644,631
Total Industrials		206,384,647
Information Technology - 14.3%
Electronic Equipment, Instruments & Components - 4.3%
Barco N.V. (Belgium)	235,336	5,476,758
E Ink Holdings, Inc. (Taiwan)	380,000	2,725,292
Halma plc (United Kingdom)	151,248	4,343,527
Oxford Instruments plc (United Kingdom)	198,156	6,103,284
Sinbon Electronics Co. Ltd. (Taiwan)	838,000	8,987,015
		27,635,876
IT Services - 2.8%
Alten S.A. (France)	60,381	8,696,908
Megaport Ltd. (Australia)*	448,235	3,079,443
Sopra Steria Group SACA (France)	29,316	6,374,328
		18,150,679
Semiconductors & Semiconductor Equipment - 3.3%
BE Semiconductor Industries N.V. (Netherlands)	16,467	1,967,159
eMemory Technology, Inc. (Taiwan)	137,000	8,118,399
Nordic Semiconductor ASA (Norway)*	294,008	4,329,811
SOITEC (France)*	35,853	7,046,164
		21,461,533
Software - 3.9%
The Descartes Systems Group, Inc. (Canada)*	79,889	6,231,057
Fortnox AB (Sweden)	807,516	4,956,398
KPIT Technologies Ltd. (India)	345,011	4,549,884
QT Group OYJ (Finland)*	61,022	5,061,374
Technology One Ltd. (Australia)	427,704	4,531,591
		25,330,304
Total Information Technology		92,578,392
Materials - 5.8%
Chemicals - 1.4%
Kaneka Corp. (Japan)	212,200	6,252,183
SKC Co. Ltd. (South Korea)	37,653	2,931,167
		9,183,350
Construction Materials - 1.3%
Wienerberger AG (Austria)	255,702	8,397,469
Containers & Packaging - 0.5%
Huhtamaki OYJ (Finland)	83,529	2,969,251

Investment Portfolio - July 31, 2023

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 2.6%
APL Apollo Tubes Ltd. (India)	455,929	$8,844,712
Iluka Resources Ltd. (Australia)	649,522	4,486,228
Pilbara Minerals Ltd. (Australia)	1,162,007	3,801,560
		17,132,500
Total Materials		37,682,570
Real Estate - 4.0%
Hotel & Resort REITs - 1.5%
Japan Hotel REIT Investment Corp. (Japan)	18,995	9,432,075
Real Estate Management & Development - 2.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	2,628,900	9,531,234

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
The Phoenix Mills Ltd. (India)	318,578	$6,707,062
		16,238,296
Total Real Estate		25,670,371
Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
ERG S.p.A. (Italy)	136,308	3,918,259
NHPC Ltd. (India)	7,434,106	4,660,680
Total Utilities		8,578,939
TOTAL COMMON STOCKS
(Identified Cost $512,509,766)		622,850,707

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[2]
(Identified Cost $26,931,699)	26,931,699	26,931,699

TOTAL INVESTMENTS - 100.3%
(Identified Cost $539,441,465)		649,782,406
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,113,096)
NET ASSETS - 100%		$647,669,310

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $21,102,546, which represented 3.3% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2023.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 19.7% and India - 11.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

Investment Portfolio - July 31, 2023

(unaudited)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$22,582,040	$—	$22,582,040	$—
Consumer Discretionary	87,446,556	4,591,075	82,855,481	—
Consumer Staples	39,423,666	—	39,423,666	—
Energy	17,736,062	—	17,736,062	—
Financials	41,719,629	8,492,402	33,227,227	—
Health Care	43,047,835	—	43,047,835	—
Industrials	206,384,647	31,330,434	175,054,213	—
Information Technology	92,578,392	6,231,057	86,347,335	—
Materials	37,682,570	—	37,682,570	—
Real Estate	25,670,371	9,531,234	16,139,137	—
Utilities	8,578,939	—	8,578,939	—
Short-Term Investment	26,931,699	26,931,699	—	—
Total assets	$649,782,406	$87,107,901	$562,674,505	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2022 or July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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